UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Redwood Capital Management, LLC

Address:    910 Sylvan Avenue
            Englewood Cliffs, NJ 07632

13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jonathan Kolatch
Title:      Managing Member
Phone:      (201) 227-5040

Signature, Place and Date of Signing:


/s/ Jonathan Kolatch           Englewood Cliffs, NJ         February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $341,694
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                  Redwood Capital Management, LLC
                                                         December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
AETNA INC NEW                 COM              00817Y108   1,266        30,000 SH         SOLE        NONE        30,000
BP PLC                        SPONSORED ADR    055622104  10,685       250,000 SH         SOLE        NONE       250,000
CENTRAL PAC FINL CORP         COM NEW          154760409   9,721       752,361 SH         SOLE        NONE       752,361
CIGNA CORPORATION             COM              125509109  29,358       699,000 SH         SOLE        NONE       699,000
CVR ENERGY INC                COM              12662P108   5,619       300,000 SH         SOLE        NONE       300,000
DANA HLDG CORP                COM              235825205  15,818     1,301,899 SH         SOLE        NONE     1,301,899
DELPHI AUTOMOTIVE PLC         SHS              G27823106  44,265     2,055,020 SH         SOLE        NONE     2,055,020
DOLLAR THRIFTY AUTOMOTIVE GP  COM              256743105   3,513        50,000 SH         SOLE        NONE        50,000
GENERAL MTRS CO               *W EXP 07/10/201 37045V118     240        20,433 SH         SOLE        NONE        20,433
GENERAL MTRS CO               *W EXP 07/10/201 37045V126     160        20,433 SH         SOLE        NONE        20,433
GENERAL MTRS CO               JR PFD CNV SRB   37045V209     685        20,000 SH         SOLE        NONE        20,000
GOLDMAN SACHS GROUP INC       COM              38141G104   7,822        86,500 SH         SOLE        NONE        86,500
HEADWATERS INC                COM              42210P102   1,344       605,400 SH         SOLE        NONE       605,400
HEWLETT PACKARD CO            COM              428236103   3,864       150,000 SH         SOLE        NONE       150,000
JPMORGAN CHASE & CO           COM              46625H100  13,300       400,000 SH         SOLE        NONE       400,000
LEAR CORP                     COM NEW          521865204  27,136       681,800 SH         SOLE        NONE       681,800
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100   9,747       300,000 SH         SOLE        NONE       300,000
MACYS INC                     COM              55616P104  20,906       649,673 SH         SOLE        NONE       649,673
MERCER INTL INC               COM              588056101   5,655       927,000 SH         SOLE        NONE       927,000
MICROSOFT CORP                COM              594918104  15,576       600,000 SH         SOLE        NONE       600,000
NAVISTAR INTL CORP NEW        COM              63934E108  15,607       412,000 SH         SOLE        NONE       412,000
NEWS CORP                     CL B             65248E203   3,636       200,000 SH         SOLE        NONE       200,000
NORTEL INVERSORA S A          SPON ADR PFD B   656567401  10,256       442,435 SH         SOLE        NONE       442,435
PRUDENTIAL FINL INC           COM              744320102  16,740       334,000 SH         SOLE        NONE       334,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T    780097713  13,265     1,038,763 SH         SOLE        NONE     1,038,763
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S    780097739   8,163       707,380 SH         SOLE        NONE       707,380
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS R   780097747   5,480       489,260 SH         SOLE        NONE       489,260
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q   780097754   5,055       417,766 SH         SOLE        NONE       417,766
ROYAL BK SCOTLAND GROUP PLC   ADR PFD SER P    780097762   1,350       119,867 SH         SOLE        NONE       119,867
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N   780097770   4,207       375,609 SH         SOLE        NONE       375,609
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M    780097796     997        87,536 SH         SOLE        NONE        87,536
UNITED CONTL HLDGS INC        COM              910047109  10,383       550,230 SH         SOLE        NONE       550,230
WELLPOINT INC                 COM              94973V107  19,875       300,000 SH         SOLE        NONE       300,000

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